Debt	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Debt
18.	Debt

Accounting policy

Debts are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of profit or loss over the period of the loan, using the effective interest rate method. The fees paid in obtaining the loan are recognized as transaction costs.

The carrying value of the Company’s outstanding debt consists of the following:

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Secured borrowings	R$	201,769	R$	164,539	US$	42,464
Nonconvertible notes - Debentures		84,202		64,340		16,605

Total long-term debt		285,971		228,879		59,069
Current portion of long-term debt		106,577		38,473		9,929

Long-term debt, net of current portion	R$	179,394	R$	190,406	US$	49,140

The terms and conditions for loans and borrowings as of December 31, 2017 and 2018 are as follows:

					At December 31, 2017	At December 31, 2018	At December 31, 2018
		Currency	Nominal interest rate p.a.	Years of maturity	Carrying amount	Carrying amount	Carrying amount
					BRL	BRL	USD
Secured borrowing - FINAME/BNDES		R$	5.5%	2018	200	0	0
Secured borrowing - FINAME/BNDES		R$	3.0%	2018	338	0	0
Secured borrowing - Working capital	(i)	R$	138.5% of CDI	2021	115,783	93,881	24,229
Secured borrowing - Working capital	(ii)	R$	100% of CDI + 3.6%	2021	56,811	45,338	11,701
Secured borrowing - Working capital	(iii)	R$	TJLP +3%	2026	26,188	25,520	6,586
Nonconvertible notes - Debentures	(iv)	R$	100% of CDI + 3.2%	2021	84,202	64,140	16,553
Bank Loan		MXN	TIIE + 1.6%		2,449	0	0

Total					285,971	228,879	59,069

CDI: Interbank Deposit Certificate rate.

TJLP: Long-Term Interest Rate

FINAME/BNDES: Special Agency for Industrial Financing/ National Bank of Economic and Social Development

The Company’s subsidiary NS2 entered into secured borrowing and bank loan arrangements for working capital and acquisition of property and equipment. Additionally, the subsidiary NS2 issued nonconvertible debentures to settle previous debt and for working capital purposes. The secured borrowings and debentures are secured by the fiduciary assignment of the trade accounts receivable originated by credit card sales with a carrying amount of R$87,418 and R$80,220 (US$20,703) on December 31, 2017 and 2018, respectively.

As a consequence of obtaining secured borrowings for working capital purposes, NS2 assumed the covenant of maintaining the ratio between financial debt and accounts receivable from credit card operators lower or equal to 3 (three).

For the nonconvertible debentures issuance, NS2 assumed contractual commitments that may accelerate the maturity of obligations in their entirety if the following situations occur, mainly related to: i) non-payment by the issuer, on maturity date, of the contracted obligations to debenture holders; ii) non-compliance by the Company, while there are outstanding debentures, with the ratio of financial indebtedness and accounts receivable from credit cards lower or equal to 3 (three) to be calculated semi-annually based on the financial statements.

The Company was in compliance as of December 31, 2017 and 2018, with all financial covenants described above, as demonstrated below:

	Year ended December 31,
	2017	2018	2018
	BRL	BRL	USD
Credit card operations - Gross (1)	114,218	159,023	41,040
Long-term debt	285,971	228,879	59,069
Coefficient ratio (lower or equal to 3)	2.50	1.44	1.44

(1)

For covenants calculation purposes, the numerator used to calculate the ratio (credit card gross) represents the balance receivable from credit card operators as of December 31, 2017 and 2018 considering the face value of the corresponding sales invoices (i.e. including interest over installment sales).

(i) In July 2018, the subsidiary NS2.Com Internet S.A. renegotiated a secured borrowing facility agreement with Banco do Brasil S.A. for an aggregate principal amount of R$96.2 million. Principal and interest on the loan are payable on a monthly basis, and the maturity, after renegotiation, changed from August 2020 to July 2021, with a 12-month grace-period (only principal), and the Company paid a debt renegotiation fee over the renegotiated value.

(ii) In July 2018, the subsidiary NS2.Com Internet S.A. renegotiated a secured borrowing facility agreement with Banco Bradesco S.A. for an aggregate principal amount of R$46.1 million. Principal and interest on the loan are payable on a monthly basis, and the maturity, after renegotiation, changed from September 2020 to July 2021, with a 12-month grace-period (only principal), and the Company paid a debt renegotiation fee over the renegotiated value.

(iii) On July 03, 2017, the Company entered into a financing agreement with Financiadora de Estudos e Projetos – FINEP (public institution linked to the Ministry of Science and Technology), in the amount of R$79,667. The funds from this financing will be part of a financing package aimed at supporting the strategic plan of innovation. The financing has a grace period of 24 months, which covers the period from the agreement signature date and to the date of maturity of the amortization installment, payable in 85 installments, with the first one falling due on July 15, 2019 and the last on July 15, 2026. The first tranche of R$25.8 million was received in October 2017. As at December 31, 2018, no further tranches have been drawdown.

(iv) In August 2018, the subsidiary NS2.Com Internet S.A. renegotiated nonconvertible notes (Debentures) agreement for an aggregate principal amount of R$66.1 million. Principal and interest on the loan are payable on a quarterly basis, and the maturity, after renegotiation, changed from March 2020 to September 2021, with a 12-month grace-period (only principal), and the Company paid a debt renegotiation fee over the renegotiated value.

For the three renegotiations explained above (i, ii and iv), the Company determined that the terms have not been substantially modified. The fees paid amount to R$1,682 and is being deferred for the remaining term of these contracts.

The weighted average interest rate for debt was 9.87% and 9.55% for the years ended December 31, 2017 and 2018, respectively.

Reconciliation of movements of assets, liabilities and equity to cash flows arising from financing activities

	Assets or liabilities
	Long term debt				Reverse factoring				Trade accounts payable				Trade accounts receivable
	BRL		USD		BRL		USD		BRL		USD		BRL		USD
As of January 1, 2018	R$	285,971	US$	73,803	R$	148,928	US$	38,435	R$	365,835	US$	94,414	R$	113,168	US$	29,206
Changes from financing cash flows
Payments of debt		(57,040)		(14,721)		0		0		0		0		0		0
Payments of interest		(23,056)		(5,950)		1,788		461		(34,690)		(8,953)		(6,931)		(1,789)
Total from financing cash flows		(80,095)		(20,671)		1,788		461		(34,690)		(8,953)		(6,931)		(1,789)
Other changes
Adjustments to reconcile net loss to net cash used in operating activities		25,453		6,569		(1,789)		(462)		32,227		8,317		(8,350)		(2,155)
Changes in discontinued operations		(2,450)		(632)		0		0		(24,755)		(6,389)		(1,369)		(353)
Changes in operating assets and liabilities		0		0		(103,652)		(26,750)		(1,497)		(386)		67,290		17,366
Total from other changes		23,003		5,936		(105,440)		(27,212)		5,975		1,542		57,570		14,858

As of December 31, 2018	R$	228,879	US$	59,069	R$	45,276	US$	11,685	R$	337,120	US$	87,003	R$	163,807	US$	42,275

	Assets or liabilities
	Long term debt		Reverse factoring		Trade accounts payable		Trade accounts receivable
	BRL		BRL		BRL		BRL
As of January 1, 2017	R$	387,382	R$	27,867	R$	335,430	R$	213,994
Proceeds from debt		159,984		—		—		—
Payments of debt		(170,459)		—		—		—
Payments of interest		(46,613)		(916)		(55,936)		(7,166)
Proceeds from issuance of common shares		—		—		—		—
Total from financing cash flows		(57,088)		(916)		(55,936)		(7,166)
Other changes
Adjustments to reconcile net loss to net cash used in operating activities		50,277		916		53,981		(18,277)
Changes in operating assets and liabilities		—		121,061		34,290		(74,450)
Cash flows from investing activities		—		—		—		(2,071)
Non-cash investing and financing activities		(94,151)		—		—		—
Effect of changes in foreign exchange rates		(449)		—		(1,930)		1,138
Total from other changes		(44,323)		121,977		86,341		(93,660)

As of December 31, 2017	R$	285,971	R$	148,928	R$	365,835	R$	113,168